Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Operating Lease Liabilities Payments Due Rolling Maturity [Abstract]
2021	$ 110	$ 116
2022	95	99
2023	105	99
2024	114	110
2025	122	118
Thereafter	2,624	2,686
Total minimum lease payments	$ 3,170	$ 3,228